RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Income statements:
Stock based compensation	$ 470	$ 100	$ 1,072	$ 1,992	$ 3,317	$ 3,787
Balance sheets:
Related party payables			350	168	350
Officer [Member]
Income statements:
Officers remuneration for employment and consulting			458	411
Stock based compensation			421	1,508
Balance sheets:
Related party payables			319	168	319
Director [Member]
Income statements:
Stock based compensation			118	0
Directors’ who are not officers compensation			39	0
Balance sheets:
Related party payables			$ 31	$ 0	$ 31